Investments - Investments in Associates and Joint Ventures (Details)	3 Months Ended		6 Months Ended				12 Months Ended
	Jun. 30, 2025 BRL (R$)	Jun. 30, 2024 BRL (R$)	Jun. 30, 2025 BRL (R$)	Jun. 30, 2025 BRL (R$) € / shares	Jun. 30, 2024 BRL (R$)	Jun. 30, 2024 BRL (R$) € / shares	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 BRL (R$)
Disclosure of joint ventures [line items]
Equity	R$ 43,271,305,000	R$ 40,614,195,000	R$ 43,271,305,000	R$ 43,271,305,000	R$ 40,614,195,000	R$ 40,614,195,000	R$ 32,415,575,000	R$ 44,810,300,000
Income (expenses) of the period	5,011,953,000	(3,765,517,000)	R$ 11,360,131,000		(3,545,485,000)
%			100.00%				100.00%
In the income (expenses) for the period			R$ (189,082,000)		(3,514,000)
Impairment loss (reversal of impairment loss) recognised in profit or loss			76,066,000
Goodwill	180,981,000		180,981,000	180,981,000			R$ 225,486,000
Total Investments, including Goodwill and Financial Instruments	1,404,970,000		1,404,970,000	1,404,970,000			1,816,923,000
Reclassification adjustments on exchange differences on translation of foreign operations, net of tax	(15,636,000)	R$ 4,000	(15,636,000)
Associate | Foreign
Disclosure of joint ventures [line items]
Investments Accounted for Using Equity Method, Excluding Goodwill	92,617,000		92,617,000	92,617,000			125,316,000
In the income (expenses) for the period			R$ (14,256,000)		(9,235,000)
Ensyn Corporation | Foreign
Disclosure of joint ventures [line items]
Participation equity (%)			24.80%
Investments Accounted for Using Equity Method, Excluding Goodwill	(1,261,000)		R$ (1,261,000)	(1,261,000)			2,000
In the income (expenses) for the period			(4,539,000)		(170,000)
Spinnova Plc
Disclosure of joint ventures [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss			(63,634,000)
Goodwill	180,981,000		R$ 180,981,000	180,981,000			225,486,000
Spinnova Plc | Foreign
Disclosure of joint ventures [line items]
Participation equity (%)			18.76%
Investments Accounted for Using Equity Method, Excluding Goodwill	85,754,000		R$ 85,754,000	85,754,000			95,254,000
In the income (expenses) for the period			(9,155,000)		(9,065,000)
Joint ventures
Disclosure of joint ventures [line items]
Investments Accounted for Using Equity Method, Excluding Goodwill	199,650,000		199,650,000	199,650,000			328,055,000
In the income (expenses) for the period			R$ (111,192,000)		5,721,000
Biomas | Domestic (Brazil)
Disclosure of joint ventures [line items]
Participation equity (%)			16.66%
Investments Accounted for Using Equity Method, Excluding Goodwill	(184,000)		R$ (184,000)	(184,000)			2,923,000
In the income (expenses) for the period			R$ (3,107,000)		(2,001,000)
Ibema Companhia Brasileira de Papel | Domestic (Brazil)
Disclosure of joint ventures [line items]
Participation equity (%)			49.90%
Investments Accounted for Using Equity Method, Excluding Goodwill	194,213,000		R$ 194,213,000	194,213,000			193,901,000
In the income (expenses) for the period			R$ 9,147,000		19,040,000
F&E Technologies LLC | Foreign
Disclosure of joint ventures [line items]
Participation equity (%)			50.00%
Investments Accounted for Using Equity Method, Excluding Goodwill	5,621,000		R$ 5,621,000	5,621,000			6,378,000
In the income (expenses) for the period
Woodspin Oy
Disclosure of joint ventures [line items]
Share Of Profit Loss Of Investments Accounted For Using Equity Method			R$ (117,848,000)
Woodspin Oy | Foreign
Disclosure of joint ventures [line items]
Participation equity (%)			50.00%
Investments Accounted for Using Equity Method, Excluding Goodwill							124,853,000
In the income (expenses) for the period			(117,232,000)		(11,318,000)
Total other investments evaluated at fair value
Disclosure of joint ventures [line items]
In the income (expenses) for the period
Non-current financial assets at fair value through other comprehensive income	931,722,000		R$ 931,722,000	931,722,000			1,138,066,000
Bem Agro Integração e Desenvolvimento S.A. (Indirect)
Disclosure of joint ventures [line items]
%			5.82%
Bem Agro Integração e Desenvolvimento S.A. (Indirect) | Domestic (Brazil)
Disclosure of joint ventures [line items]
Non-current financial assets at fair value through other comprehensive income	3,551,000		R$ 3,551,000	3,551,000			4,026,000
Celluforce Inc. (Direct)
Disclosure of joint ventures [line items]
%			8.28%
Celluforce Inc. (Direct) | Foreign
Disclosure of joint ventures [line items]
Non-current financial assets at fair value through other comprehensive income	25,897,000		R$ 25,897,000	25,897,000			27,823,000
Nfinite Nanotechnology Inc. (Indirect)
Disclosure of joint ventures [line items]
%			4.90%
Nfinite Nanotechnology Inc. (Indirect) | Foreign
Disclosure of joint ventures [line items]
Non-current financial assets at fair value through other comprehensive income	5,594,000		R$ 5,594,000	5,594,000			6,347,000
Lenzing Aktiengesellschft [Member]
Disclosure of joint ventures [line items]
%			15.00%
Lenzing Aktiengesellschft [Member] | Foreign
Disclosure of joint ventures [line items]
Non-current financial assets at fair value through other comprehensive income	896,680,000		R$ 896,680,000	896,680,000			1,099,870,000
Simplifyber, Inc (Indirect) | Foreign
Disclosure of joint ventures [line items]
Participation equity (%)			13.91%
Investments Accounted for Using Equity Method, Excluding Goodwill	8,124,000		R$ 8,124,000	8,124,000			30,060,000
In the income (expenses) for the period			(562,000)
Total Goodwill
Disclosure of joint ventures [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss			(63,634,000)
Goodwill	180,981,000		180,981,000	180,981,000			R$ 225,486,000
Ensyn Corporation
Disclosure of joint ventures [line items]
Equity	(5,086,000)		(5,086,000)	(5,086,000)
Income (expenses) of the period			(12,882,000)
Spinnova Plc
Disclosure of joint ventures [line items]
Equity	457,112,000		457,112,000	R$ 457,112,000
Income (expenses) of the period			(49,051,000)
NASDAQ, Nordic Growth Market, Average Share Price | € / shares				R$ 0.48		R$ 0.95
Biomas | Domestic (Brazil)
Disclosure of joint ventures [line items]
Equity	(1,106,000)		(1,106,000)	R$ (1,106,000)
Income (expenses) of the period			(20,302,000)
Ibema Companhia Brasileira de Papel | Domestic (Brazil)
Disclosure of joint ventures [line items]
Equity	389,205,000		389,205,000	389,205,000
Income (expenses) of the period			18,330,000
F&E Technologies LLC | Foreign
Disclosure of joint ventures [line items]
Equity	11,242,000		11,242,000	11,242,000
Income (expenses) of the period
Woodspin Oy | Foreign
Disclosure of joint ventures [line items]
Equity	235,697,000		235,697,000	235,697,000
Income (expenses) of the period			(22,635,000)
Simplifyber, Inc (Indirect)
Disclosure of joint ventures [line items]
Equity	R$ 58,406,000		58,406,000	R$ 58,406,000
Income (expenses) of the period			R$ (4,041,000)